Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	BIOLIFE SOLUTIONS INC
Entity Central Index Key	0000834365
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	To comply with the provisions of the SEC
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company